Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
8.

Inventories
2023 2022
Uranium
Concentrate $ 511,654 $ 537,426
Broken ore 71,463 46,703
583,117 584,129
Fuel services 108,711 80,144
Other 433 425
Total $ 692,261 $ 664,698
Cameco expensed $ 1,833,000,000

of inventory as cost of sales during 2023 (2022 - $
1,359,000,000 ).